                               RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                           AIM LARGE CAP GROWTH FUND
                            AIM MID CAP GROWTH FUND
                              AIM WEINGARTEN FUND

                             (SERIES PORTFOLIOS OF
                               AIM EQUITY FUNDS)

                      Supplement dated May 4, 2001, to the
            Statement of Additional Information dated March 1, 2001


For the period May 3, 2001 through July 30, 2001, AG Edwards will receive, for purchases by their Growth & Income Model portfolio and their Growth Model portfolio only, full dealer reallowance on Class A Shares, an additional 50 basis points on Class B Shares and an additional 25 basis points on Class C Shares with respect to AIM AGGRESSIVE GROWTH FUND, AIM LARGE CAP GROWTH FUND, and AIM MID CAP GROWTH FUND only.